Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 5 – ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2018	2017

Vacation, convalescence and bonus accruals	$211	$133
Employees and payroll related	158	104
Tax provision for uncertain tax position	222	240
Accrued expenses and other	353	157
	$944	$634